Summary of Significant Accounting Policies (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 segment	Dec. 31, 2010	Dec. 31, 2009
Segment Disclosure
Number of reportable segments	1
Deferred costs and other assets
Deferred financing and lease costs, net	$ 308,380	$ 298,674
In-place lease intangibles, net	200,098	150,199
Acquired above market lease intangibles, net	75,950	12,466
Marketable securities of our captive insurance companies	100,721	90,963
Goodwill	20,098	20,098
Other marketable securities	316,307	420,356
Loans held for investment	162,832	395,934
Prepaids, notes receivable and other assets, net	449,158	406,749
Deferred costs and other assets	1,633,544	1,795,439
Deferred Financing and Lease Costs
Deferred financing and lease costs, gross	528,273	461,315
Accumulated amortization	(219,893)	(162,641)
Deferred financing and lease costs, net	308,380	298,674
Amortization, included in statements of operations and comprehensive income
Amortization of deferred financing costs	28,697	27,806	20,408
Amortization of debt premiums, net of discounts	(8,439)	(9,066)	(10,627)
Amortization of deferred leasing costs	$ 43,110	$ 34,801	$ 32,744